UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement
					   [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Jacobs and Company
Address: 595 Market Street
	   Suite 1140
         San Francisco, CA 94105

13F File Number: 28-6710

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correctly and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  Matt Jacobson
Title: Partner
Phone: 415-777-1617
Signature, place, and date of signing:

	Matt Jacobson  San Francisco, CA    January 4, 2002

Report type (check only one):

[X]	13F Holding Report
[ ] 	13F Notice
[ ] 	13F Combination Report

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Form 13F SUMMARY PAGE

Report Summary:

Number of other included managers:    0

Form 13F information table entry total:

Form 13F information table value total:

                                                 Form 13F Information T
                                                 Value         Shares  SH/ InvstOther  Voting  Authority
Name of Issuer       Title of Class  CUSIP       (x$1,000)    Prn Amt  PRN DscreManager(a) Sole(b) (c) None


Abbott Laboratories  COM             002824 10 0    4,767       85,515 SH                20,000   0     0
Agilent Technologies COM             00846u 10 1      794       27,854 SH                 4,773   0     0
American Home ProductCOM             026609 10 7    5,539       90,267 SH                17,200   0     0
American InternationaCOM             026874 10 7    1,480       18,640 SH                 3,400   0     0
Anadarko Petroleum CoCOM             032511 10 7      238        4,193 SH                     0   0     0
Anheuser Busch       COM             035229 10 3    4,654      102,942 SH                24,820   0     0
AOL Time Warner      COM             00184A 10 5    2,567       79,965 SH                15,400   0     0
AT&T                 COM             001957 10 9    1,543       85,037 SH                16,947   0     0
AT&T Wireless Serv.  COM 	       00209A 10 6      411       28,590 SH                 5,453   0     0
Atrix Labs Inc       COM             04962L 10 1      206       10,000 SH                     0   0     0
Auto Data Processing COM             053015 10 3    1,639       27,834 SH                18,000   0     0
Bank of America Corp COM             060505 10 4      217        3,453 SH                     0   0     0
Baxter International COM             071813 10 9    3,934       73,350 SH                 7,514   0     0
Becton Dickinson & CoCOM             075887 10 9    2,481	    74,851 SH                12,000   0     0
Bell South           COM             079860 10 2    1,536       40,253 SH                 8,800   0     0
Berkshire Hathaway ClCOM             084670 20 7      547          217 SH                     0   0     0
Boeing               COM             097023 10 5    1,822       47,006 SH                 1,400   0     0
BP Amoco             AMERN SH        110889 40 9    4,768      102,525 SH                43,786   0     0
Bristol Myers Squibb COM             110122 10 8    4,632       90,826 SH                12,700   0     0
Cadbury Schweppes PLCADR             127209 30 2    1,099       42,762 SH                 9,286   0     0
Cardinal Health Inc. COM             14149y 10 8    1,576       24,370 SH                 8,404   0     0
ChevronTexaco        COM             166764 10 0    1,860       20,752 SH                 3,927   0     0
Chiron Corp          COM             170040 10 9      349        7,968 SH                   616   0     0
Cisco Systems        COM             17275R 10 2    1,957      108,054 SH                27,000   0     0
Coca Cola Company    COM             191216 10 0    1,230       26,104 SH                     0   0     0
Comcast Corp Spl Cl ACOM             200300 20 0      338        9,400 SH                     0   0     0
Compaq               COM             204493 10 3      138       14,179 SH                     0   0     0
Conoco 		   COM             208251 50 4    1,054       37,238 SH                 8,475   0     0
Corning Inc          COM             219350 10 5      839       94,104 SH                13,850   0     0
Costco Companies Inc.COM             22160Q 10 2    1,974       44,469 SH                     0   0     0
Diebold Inc          COM             253651 10 3      282        6,975 SH                     0   0     0
Disney               COM             254687 10 6    1,286       62,049 SH                 4,310   0     0
Dow Jones            COM             260561 10 5    1,117       20,404 SH                 6,200   0     0
Duke Energy          COM             264399 10 6      578       14,716 SH                     0   0     0
DuPont               COM             263534 10 9      772       18,158 SH                 4,027   0     0
EMC Corp             COM             268648 10 2      303       22,600 SH                     0   0     0
El Paso Energy Corp. COM             283905 10 7    1,140       25,555 SH                     0   0     0
Electronic Data SysteCOM             285661 10 4    2,279       33,253 SH                 4,927   0     0
Eli Lilly            COM             532457 10 8    5,123       65,233 SH                12,200   0     0
Emerson Electric     COM             291011 10 4    1,275       22,330 SH                 4,550   0     0
Exxon Corporation    COM             302290 10 1    2,243       57,082 SH                13,242   0     0
Gannett              COM             364730 10 1    2,835       42,162 SH                 5,400   0     0
General Electric     COM             369604 10 3    3,697       92,235 SH                30,500   0     0
General Mills	   COM             370334 10 4      308        5,925 SH                   800   0     0
Genzyme Corporation  COM             372917 10 4      245        4,100 SH                     0   0     0
Golden West FinancialCOM             381317 10 6      477        8,100 SH                     0   0     0
Hewlett-Packard CompaCOM             428236 10 3    2,244      109,262 SH                23,200   0     0
Home Depot Inc.      COM             437076 10 2    1,946       38,152 SH                 6,200   0     0
Hubbell Inc Class A  CL  A           443510 10 2      412       14,675 SH                 1,100   0     0
Hubbell Inc Class B  CL  B           443510 20 1      338       11,509 SH                   420   0     0
IMS Health Inc       COM             449934 10 8    1,052       53,925 SH                 8,100   0     0
Intel Corp           COM             458140 10 0    6,997      222,492 SH                22,900   0     0
Intl Business MachineCOM             459200 10 1    8,612       71,196 SH                12,600   0     0
J.P. Morgan          COM             46625H 10 0      713       19,622 SH                 6,200   0     0
Jacobson Stores      COM             469834 10 5       42       69,255 SH                     0   0     0
Johnson & Johnson    COM             478160 10 4    6,913      116,964 SH                24,331   0     0
Kroger Company       COM             501044 10 1      994       47,670 SH                   600   0     0
Lee Enterprises      COM             523768 10 9      747       20,550 SH                     0   0     0
Liberty Media Gr     COM             001957 20 8    1,422      101,589 SH                     0   0     0
Lucent Technologies  COM             549463 10 7      315       50,168 SH                 8,835   0     0
Masco Corp           COM             574599 10 6    2,763      112,768 SH                18,000   0     0
Mc Cormick & Co      COM NON VTG     579780 20 6    2,145       51,102 SH                13,600   0     0
McClatchy Newspapers CL  A           579489 10 5      515       10,950 SH                     0   0     0
Merck                COM             589331 10 7    2,140       36,390 SH                11,340   0     0
Microsoft Corp.      COM             594918 10 4    1,768       26,684 SH                 4,300   0     0
Minnesota Mining     COM             604059 10 5    1,294       10,945 SH                 4,000   0     0
Motorola             COM             620076 10 9    2,361      157,210 SH                37,800   0     0
New York Times Class CL  A           650111 10 7    2,205       50,983 SH                 2,000   0     0
Oracle               COM             68389x 10 5      147       10,696 SH                     0   0     0
Park Electrochemical COM		 700416 20 9      874       33,092 SH		     10,666   0     0
Pepsico Inc          COM             713448 10 8    5,713      117,342 SH                24,700   0     0
Pfizer Inc           COM             717081 10 3   12,080      303,155 SH                61,400   0     0
Pharmacia Corp       COM             716941 10 9      576       13,509 SH                     0   0     0
Procter & Gamble     COM             742718 10 9    2,803       35,427 SH                 5,800   0     0
Qwest Comm.          COM             749121 10 9      750       53,113 SH                 7,798   0     0
Royal Dutch PetroleumNY REG GLD1.25  780257 80 4      294        6,008 SH                     0   0     0
S B C Communications COM             78387G 10 3    2,160       55,149 SH                 2,500   0     0
Schering Plough Corp COM             806605 10 1      383       10,701 SH                     0   0     0
Schlumberger         COM             806857 10 8    2,193       39,917 SH                 5,400   0     0
Servicemaster        COM             81760N 10 9      330       23,924 SH                     0   0     0
Snap On Tools        COM             833034 10 1    2,515       74,717 SH                27,817   0     0
Sun Microsystems Inc.COM             866810 10 4      411       33,380 SH                     0   0     0
Target Corporation   COM             87612e 10 6    4,038       98,375 SH                18,600   0     0
Tribune Co           COM             896047 10 7    1,838       49,109 SH                13,200   0     0
Tribune Phones       PFD CV 2%       896047 30 5      421        4,860 SH                 2,000   0     0
U S T Inc            COM             902911 10 6      969       27,675 SH                   675   0     0
Union Pacific Corp   COM             907818 10 8      870       15,275 SH                   200   0     0
United Parcel ServiceCOM		 911312 10 6    1,894       34,745 SH 		      5,475   0     0
Unocal               COM             915289 10 2      343        9,508 SH                     0   0     0
USA Networks         COM             902984 10 3      603       22,100 SH                     0   0     0
USX-Marathon Group   COM             902905 82 7      244        8,137 SH                     0   0     0
Verizon CommunicationCOM             92343v 10 4    3,381       71,245 SH                22,070   0     0
Vodafone Airtouch ADRADR             92857T 10 7    2,919      113,676 SH                16,550   0     0
Wal-Mart Stores Inc. COM             931142 10 3    1,140       19,812 SH                     0   0     0
Wells Fargo & CompanyCOM             949740 10 4    2,056       47,326 SH                 6,250   0     0
Williams Companies   COM             969457 10 0      659       25,810 SH                 7,900   0     0
Worldcom Group       COM		 98157D 10 6      141	    10,035 SH  	 		    0   0     0

Alza Corp 0% 14      SUB LYON        022615 AC 2    1,020      750,000 PRN                  350   0     0
Hilton Hotel 5% 06   SUB NT CONV     432848 AL 3    1,540    1,721,000 PRN                  350   0     0